Borrowings Under Line of Credit Arrangement and Related Items (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 24, 2011
Aggregate borrowings under the unsecured line of credit arrangement
Borrowings under unsecured line of credit arrangement	$ 300,000,000	$ 140,000,000	$ 570,000,000
Maximum amount outstanding at any month end	560,000,000	559,000,000	744,000,000
Average amount outstanding (total of daily principal balances divided by days in period)	268,762,000	241,463,000	500,561,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%
Borrowings Under Line of Credit Arrangement and Related Items (Textuals) [Abstract]
Unsecured line of credit	1,150,000,000			1,150,000,000
Number of banks in consortium	16
Maximum Interest payable period in months	no longer than three months
Libor Rate	0.87%
Applicable margin Over LIBOR, based on certain debt ratings	0.60%
Facility Fee as Percentage of commitment fee	0.15%
Annual agent's fee	$ 50,000			$ 1,725,000